Summary of Significant Accounting Policies, Capitalized Software Development Costs (FY) (Details)	12 Months Ended
Dec. 31, 2021
Capitalized Software Development Costs [Member]
Capitalized Software Development Costs [Abstract]
Estimated useful life	3 years